Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Right-of-Use Assets
a.	Right-of-use assets

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Carrying amounts

Land	$7,747,283	$9,083,745	$289,568
Buildings and improvements	3,492,553	3,252,947	103,696
Machinery and equipment	545,748	214,757	6,846
Other equipment	65,503	85,087	2,712

	$11,851,087	$12,636,536	$402,822

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Additions to right-of-use assets	$1,680,516	$1,936,186	$2,590,477	$82,578

Depreciation of right-of-use assets
Land	$246,617	$267,959	$281,555	$8,975
Buildings and improvements	726,510	855,492	835,929	26,648
Machinery and equipment	292,936	246,799	459,297	14,641
Other equipment	37,957	44,890	47,989	1,530

	$1,304,020	$1,415,140	$1,624,770	$51,794

Summary of Lease Liabilities
b.	Lease liabilities

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Carrying amounts

Current	$986,489	$969,441	$30,903

Non-current	$6,825,534	$7,878,666	$251,153

Summary of Land and Buildings Improvements
The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2024	2025

Land (%)	0.54-8.00	0.54-8.00
Buildings and improvements (%)	0.45-8.84	0.45-8.84

Summary of Other Related Lease Information
e.	Other lease information

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Expenses relating to short-term leases	$316,799	$885,741	$1,660,257	$52,925

Expenses relating to low-value assets leases	$3,913	$4,143	$3,371	$107

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$124,883	$70,263	$93,364	$2,976

Total cash outflow for leases	$1,856,816	$3,426,478	$3,416,465	$108,909